Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of deferred tax assets and deferred tax liabilities
The significant components of our deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020 are presented below:

	DECEMBER 31,
	2021	2020
Deferred Tax Assets:
Accrued liabilities and other adjustments	$54,859	$52,527
Net operating loss carryforwards	90,996	96,710
Valuation allowance	(51,744)	(46,938)
	94,111	102,299
Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	(178,657)	(186,682)
Plant and equipment, principally due to differences in depreciation	(76,204)	(59,711)
Other	(46,281)	(29,265)
	(301,142)	(275,658)
Net deferred tax liability	$(207,031)	$(173,359)
The deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020 are presented below:

	DECEMBER 31,
	2021	2020
Noncurrent deferred tax assets (Included in Other, a component of Other assets, net)	$16,903	$25,018
Deferred income taxes	(223,934)	(198,377)

Roll forward of Valuation allowance
Rollforward of the valuation allowance is as follows:

YEAR ENDED DECEMBER 31,	BALANCE AT BEGINNING OF THE YEAR	CHARGED (CREDITED) TO EXPENSE	OTHER INCREASES/ (DECREASES)(1)	BALANCE AT END OF THE YEAR
2021	$46,938	$8,406	$(3,600)	$51,744
2020	60,003	(8,337)	(4,728)	46,938
2019	55,666	6,211	(1,874)	60,003
(1)Other increases and decreases in valuation allowances are primarily related to changes in foreign currency exchange rates.

Components of income (loss) from continuing operations before provision for income taxes
The components of income (loss) from continuing operations before provision (benefit) for income taxes for the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
United States	$212,460	$276,145	$203,225
Canada	78,780	52,332	48,326
Other Foreign	337,775	44,228	76,591
	$629,015	$372,705	$328,142

Provision (benefit) for income taxes
Our effective tax rates for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31,
	2022(1)	2021(2)
Effective Tax Rate	19.5%	23.9%
(1)The primary reconciling items between the federal statutory tax rate of 21.0% and our overall effective tax rate for the three months ended March 31, 2022 were the benefits derived from the dividends paid deduction, the differences in the tax rates to which our foreign earnings are subject, and a release of valuation allowances on deferred tax assets of our U.S. taxable REIT subsidiaries (“TRS”) of approximately $9,900 as a result of the ITRenew Transaction.
(2)The primary reconciling items between the federal statutory tax rate of 21.0% and our overall effective tax rate for the three months ended March 31, 2021 were the benefits derived from the dividends paid deduction and the impacts of differences in the tax rates to which our foreign earnings are subject.

The provision (benefit) for income taxes for the years ended December 31, 2021, 2020 and 2019 consist of the following components:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Federal—current	$54,867	$(10,424)	$7,262
Federal—deferred	14,322	8,834	(3,356)
State—current	9,566	2,956	3,943
State—deferred	(526)	(625)	(1,126)
Foreign—current	83,154	50,063	49,350
Foreign—deferred	14,907	(21,195)	3,858
Provision (Benefit) for Income Taxes	$176,290	$29,609	$59,931

Reconciliation of total income tax expense and amount computed by applying the federal income tax rate
A reconciliation of total income tax expense and the amount computed by applying the current federal statutory tax rate of 21.0% to income (loss) from continuing operations before provision (benefit) for income taxes for the years ended December 31, 2021, 2020 and 2019, respectively, is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Computed "expected” tax provision	$132,093	$78,268	$68,910
Changes in income taxes resulting from:
Tax adjustment relating to REIT	(8,203)	(60,378)	(40,577)
State taxes (net of federal tax benefit)	8,027	2,258	2,115
Increase (decrease) in valuation allowance (net operating losses)	8,406	(8,337)	6,211
Withholding Taxes	23,654	6,835	5,281
Reserve (reversal) accrual and audit settlements (net of federal tax benefit)	3,072	(7,409)	514
Foreign tax rate differential	9,856	9,472	8,562
Disallowed foreign interest, Subpart F income, and other foreign taxes	(3,437)	13,407	8,960
Other, net	2,822	(4,507)	(45)
Provision (Benefit) for Income Taxes	$176,290	$29,609	$59,931
The primary reconciling items between the federal statutory tax rate of 21.0% and our overall effective tax rate were:

YEAR ENDED DECEMBER 31,
2021	2020	2019
The benefit derived from the dividends paid deduction of $8,203 which was offset by (1) the impact of differences in the tax rates at which our foreign earnings are subject to, resulting in a tax provision of $9,856, and (2) foreign withholding taxes of $23,654, which were either paid during the year or accrued, for the deferred tax liability for the U.S. tax impact of undistributed earnings of foreign TRSs that are no longer intended to be permanently reinvested outside the United States.
	The benefit derived from the dividends paid deduction of $60,378 and the impact of differences in the tax rates at which our foreign earnings are subject to, resulting in a tax provision of $9,472.	The benefit derived from the dividends paid deduction of $40,577 and the impact of differences in the tax rates at which our foreign earnings are subject to, resulting in a tax provision of $8,562.

Rollforward of unrecognized tax benefits
A rollforward of unrecognized tax benefits is as follows:

Gross tax contingencies—December 31, 2018	$35,320
Gross additions based on tax positions related to the current year	2,914
Gross additions for tax positions of prior years	1,271
Gross reductions for tax positions of prior years	(299)
Lapses of statutes	(4,034)
Settlements	(104)
Gross tax contingencies—December 31, 2019	35,068
Gross additions based on tax positions related to the current year	2,907
Gross additions for tax positions of prior years	80
Gross reductions for tax positions of prior years	(5,617)
Lapses of statutes	(4,480)
Settlements	(1,989)
Gross tax contingencies—December 31, 2020	25,969
Gross additions based on tax positions related to the current year	3,893
Gross additions for tax positions of prior years	344
Gross reductions for tax positions of prior years	(536)
Lapses of statutes	(1,663)
Settlements	(235)
Gross tax contingencies—December 31, 2021	$27,772